Accounts And Other Payables And Contract Liabilities- Summary of Accounts And Other Payables And Contract Liabilities (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Accounts And Other Payables And Contract Liabilities [Line Items]
Employee benefits payables		¥ 3,322,074	¥ 3,471,014
Contract liabilities from retail credit and enablement service		602,765	827,975
Tax payable		494,042	359,869
Payable to cooperation banks		537,978	831,719
Other deposits payable		387,371	262,280
Payable to external suppliers		125,057	48,074
Trust management fee payable	[1]	14,606	52,352
Payable for purchased assets		1,219,032	1,319,032
Others	[2]	854,137	320,235
Total		¥ 7,557,062	¥ 7,492,550

[1]	As of December 31, 2024 and 2025, the aging of payable to external suppliers and trust management fee payable was within 1 year.
[2]	Others mainly comprise advances from customers and clearing and settlement receivables.